April 13, 2021

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE: The Registration Statement filed on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the Thirdline Real Estate Income Fund

Ladies and Gentlemen:

On behalf of Thirdline Real Estate Income Fund (the “Fund”), a newly registered investment company pursuant to Section 8(a) of the 1940 Act, we enclose the initial registration statement on Form N-2 registering the Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 304-5605 or wade.bridge@Practus.com.

Very truly yours,

/s/ Wade Bridge
On behalf of Practus, LLP